MORGAN STANLEY INSTITUTIONAL FUND, INC.

522 Fifth Avenue

New York, NY 10036

May 23, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Morgan Stanley Institutional Fund, Inc. (the “Fund”)
File Nos. 033-23166; 811-05624
Post-Effective Amendment No. 107

Dear Sir or Madam:

We are electronically filing via EDGAR, pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933 and Rule 485(b) thereunder a copy of Post-Effective Amendment No. 107 to the Registration Statement of this Fund on Form N-1A.

The Registration Statement is marked to reflect all changes from the Prospectuses and Statement of Additional Information filed pursuant to Rule 485(a) on March 9, 2012.

Also enclosed, pursuant to Rule 485(b), is the required representation of Counsel that the filing does not contain any disclosures that would render it ineligible to become effective under the Rule.

If you have any questions, please feel free to contact me at (212) 296-6980 (tel) or (212) 507-8589 (fax).

Very truly yours,

/s/ Edward J. Meehan
Edward J. Meehan
Assistant Secretary

Enclosures

cc:  Stefanie V. Chang Yu